Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Detailed Information Of Financial Position [Abstract]
Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position	Financial liabilities

(amounts in thousands of euros)	Convertible notes	Conditional advances	Bank loans	Other	Total
As of December 31, 2021	—	5,281	10,077	38	15,396
Increase				3,088	3,088
Fair value of embedded derivatives					—
Amortized cost			52		52
Conversion					—
Repayment					—
FX rate impact					—
As of June 30, 2022	—	5,281	10,129	3,126	18,536
During the first half of 2022, the Company entered into a new financing agreement with Société Générale for an amount of €3,551k, of which €3,081k was received at June 30, 2022. This financing agreement is secured by the Company’s 2021 CIR receivable (see note 4.3).
Financial liabilities by maturity

June 30, 2022 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Convertible notes	—	—	—	—	—
Conditional advances	—	—	—	5,281	5,281
Bank loans	1,502	5,071	2,399	1,157	10,129
Other	3,126	—	—	—	3,126
Total financial liabilities	4,628	5,071	2,399	6,438	18,536
Lease liabilities

(in thousands of euros)	Lease liabilities
As of December 31, 2021	9,979
Increase without cash impact	6
Repayment	(907)
Decrease without cash impact	(5,296)
FX rate impact	225
Capitalized interests	—
As of June 30, 2022	4,007
The lease liability decreased by €5,296k with the sale of the Princeton plant to Catalent. The repayment includes €246K for the Cambridge premises and €361K for the Lyon sites.
Lease liabilities by maturity

	Less than one year	One to three years	Three to five years	More than five years	Total
As of June 30, 2022	1,027	1,164	894	922	4,007
Trade payables and other current liabilities

(amounts in thousands of euros)	12/31/2021	06/30/2022
Vendors	2,485	2,493
Vendors - accruals	11,669	9,501
Total trade and other payables	14,154	11,994
Social liabilities, taxation and social security	3,716	6,682
Fixed assets payables	2	97
Deferred revenue	93	61
Other payables	59	67
Total other current liabilities	3,870	6,907
Hospital costs accruals amounted to €9,259 thousand as of December 31, 2021 and €7,188 thousand as of June 30, 2022.
Financial instruments recognized in the consolidated statement of financial position and effect on net income (loss)

As of December 31, 2021 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current assets	876			876		876
Other financial assets	1,260			1,260		1,260
Trade and other receivables	12			12		12
Other current assets	4,218			4,218		4,218
Cash and cash equivalents (2)	33,699	33,699				33,699
Total financial assets	40,065	33,699	—	6,366	—	40,065
Financial liabilities - non current portion (3)	15,232				15,232	15,232
Lease liabilities - non current portion (4)	8,162				8,162	8,162
Financial liabilities - current portion (3)	164				164	164
Lease liabilities - current portion (4)	1,817				1,817	1,817
Trade and other payables	14,154				14,154	14,154
Other current liabilities	3,777				3,777	3,777
Total financial liabilities	43,306	—	—	—	43,306	43,306

As of June 30, 2022 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current assets	205			205		205
Other current financial assets	707			707		707
Trade and other receivables	306			306		306
Other current assets	5,900			5,900		5,900
Cash and cash equivalents (2)	53,339	53,339				53,339
Total financial assets	60,457	53,339	—	7,118	—	60,457
Financial liabilities - non current portion (3)	12,762				12,762	12,762
Lease liabilities - non current portion (4)	2,980				2,980	2,980
Financial liabilities - current portion (3)	5,774				5,774	5,774
Lease liabilities - current portion (4)	1,027				1,027	1,027
Trade and other payables	11,994				11,994	11,994
Other current liabilities	6,846				6,846	6,846
Total financial liabilities	41,383	—	—	—	41,383	41,383
(1)The carrying amount of these assets and liabilities is a reasonable approximation of their fair value.
(2)Cash and cash equivalents are comprised of cash in bank and term deposit accounts, which are measured using level 1 measurements.
(3)The fair value of financial liabilities is determined using level 2 measurements.
(4)The fair value of lease liabilities is determined using level 2 measurements.
NOTES RELATED TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITIONProperty, plant and equipment

(amounts in thousands of euros)	General equipment, fixtures and fittings	Plant, equipment and tooling	Office equipment and computers	Assets under construction	Advance payment	TOTAL
GROSS VALUE
As of December 31, 2021	22,090	5,916	1,117	112	—	29,235
Increase		79		3		82
Decrease	(19,862)	(2,070)	(383)	(54)		(22,369)
FX rate impact	690	165	15	2		872
Reclassification		(17)	2	15		—
As of June 30, 2022	2,918	4,073	751	78	—	7,820

ACCUMULATED DEPRECIATION
As of December 31, 2021	(6,454)	(3,102)	(719)	—	—	(10,275)
Amortization	(723)	(466)	(88)	(75)	—	(1,352)
Depreciation	(719)	(771)	(123)			(1,613)
Decrease	5,437	1,036	222	—	—	6,695
FX rate impact	(179)	(75)	(8)	—	—	(262)
Reclassification				—	—	—
As of June 30, 2022	(2,638)	(3,378)	(716)	(75)	—	(6,807)

NET VALUE
As of December 31, 2021	15,636	2,814	398	112	—	18,960
As of June 30, 2022	280	695	35	3	—	1,014
The gross value of the property, plant and equipment transferred to Catalent is €22,353k ($24,454k).
The depreciation of the property, plant and equipment transferred to Catalent is €6,677k ($7,304k).
The net book value of the property, plant and equipment transferred to Catalent is 15,677k€ ($17,150k).
The depreciation (impairment loss) was recognized in relation to the decision to engage in a restructuring of the Company’s activities in France, and in particular the decision to start a collective redundancy procedure (see notes 1 and 4.6) which will result in substantial changes to our manufacturing capacities . The impairment loss was included in research and development expenses (see note 3.2.1) and in general and administrative expenses (see note 3.2.2).
Accordingly, management estimated the recoverable amount of the Company’s assets as of June 30, 2022. The recoverable amount was estimated based on its fair value less costs of disposal after considering the specialized nature of the assets and market prices, if any, for similar assets. The fair value measurement was categorized as a Level 2 fair value based on the inputs in the valuation technique used.
At June 30, 2022, the recoverable amount of the property, plant and equipment assets in France was as follows:

As of June 30, 2022
General equipment, fixtures and fittings	231
Plant, equipment and tooling	177
Office equipment and computers	25
Right of use

(amounts in thousands of euros)	Buildings	Plant, equipment and tooling	Transport equipment	Office equipment and computers	TOTAL
GROSS VALUE
As of December 31, 2021	9,445	1,350	106	118	11,019
Increase	—	—	6	—	6
Decrease	(3,130)		—	—	(3,130)
FX rate impact	149		—	—	149
Reclassification	(1,263)	—	—	—	(1,263)
As of June 30, 2022	5,201	1,350	112	118	6,781

ACCUMULATED DEPRECIATION
As of December 31, 2021	(2,934)	(1,033)	(65)	(118)	(4,150)
Amortization	(468)	(26)	(13)	—	(507)
Depreciation	(811)				(811)
Decrease	108	—	—	—	108
FX rate impact	(39)	(3)	—	—	(42)
Reclassification	1,263	—	—	—	1,263
As of June 30, 2022	(2,881)	(1,063)	(78)	(118)	(4,140)

NET VALUE
As of December 31, 2021	6,511	317	41	—	6,869
As of June 30, 2022	2,320	287	34	—	2,641
The gross value of the rights of use assigned to Catalent is €3,130k ($3,425k). The amortization of the rights of use transferred to Catalent is €108k ($118k).
The net book value of the rights of use transferred to Catalent is €3,022k ($3,307k).
The depreciation (impairment loss) was recognized in relation to the decision to engage in a restructuring of the Company’s activities in France (see note 4.1).
Management estimated the recoverable amount of the Company’s right of use of buildings in France as of June 30, 2022. The recoverable amount was estimated based on its fair value less costs of disposal after considering the characteristics of the buildings (including the ability to sublease the asset), the terms of the lease agreement (in particular the contractual term, and the rents) as compared to market rents for similar buildings. The fair value measurement was categorized as a Level 2 fair value based on the inputs in the valuation technique used.
At June 30, 2022, the recoverable amount of the right of use assets in France includes buildings for €2,607K.
Trade receivables and other current assets

(amounts in thousands of euros)	12/31/2021	06/30/2022
Trade and other receivables	12	306
Total current trade receivables	12	306
Research Tax Credit	3,549	4,409
Other receivables (including tax and social receivables)	669	444
Net investment in a sublease	479	309
Advance payments to suppliers	377	31
Prepaid expenses	1,256	2,574
Other financial assets	7	707
Total other current assets	6,337	8,474
Research Tax Credit (Crédit d’Impôt Recherche or “CIR”)
As of June 30, 2022, the CIR receivable included the Research Tax Credit for the 2021 financial year and the CIR estimate for the first half of 2022.
Prepaid expenses
Prepaid expenses mainly related to advance payments for directors and officers' insurance (€1,826 thousand).
Other financial assets
During the first half of 2022, the increase of €700K in other current financial assets is related to the maturity of receivables which were non current at December 31, 2021 and have become current (due within one year) at June 30, 2022.
Cash and cash equivalents

(amounts in thousands of euros)	12/31/2021	06/30/2022
Current account	24,593	44,219
Term deposits	9,106	9,120
Total cash and cash equivalents as reported in statement of financial position	33,699	53,339
Bank overdrafts	—	—
Total cash and cash equivalents as reported in statement of cash flow	33,699	53,339
As of December 31, 2021, term deposits included a term deposit of €9.1 million with a maturity of one month and deposits of €0.1 million convertible into cash immediately.
As of June 30, 2022, term deposits included a term deposit of €9.1 million with a maturity of one month and deposits of €116k that can be drawn down immediately.
Shareholders’ equityAs of June 30, 2022, the capital of the Company consisted of 31,018,553 shares, fully paid up, with a nominal value of 0.10 euro. There was no change in the number of shares over the period.Provisions for risks and charges

(en K€)	12/31/2021	06/30/2022
Provision for retirement indemnities	524	248
Provisions - non-current portion	524	248
Restructuring provision	—	1,859
Provisions - current portion	—	1,859
On 25 May 2022, the management of Erytech Pharma informed the employees of the start of a collective redundancy procedure, a job protection plan, involving the loss of 52 out of 109 jobs. The consultation phase of the Social and Economic Committee ended on 31 July 2022. On September 2, 2022 the restructuring plan (PSE) was formally approved by the French State department of labour (DREETS-DDETS). The first departures could take place in October 2022. A restructuring provision of €1,859 thousand was booked at 30 June to recognize the costs associated with this restructuring (redundancy payments, notice periods, support measures and external service providers).
The provision for retirement indemnity has therefore been reduced by €105k to take into account the departures planned as part of the plan.
Convertible notesDuring the first half of 2022, no new tranches were drawn up. All convertible bonds were converted. Following the conversion of these bonds, 5,072,591 shares were created. As at 30 June 2022, 303,030 warrants remained outstanding.